UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Report to Stockholders.

(a)

Pabrai Wagons Fund
Retail Class | WAGNX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.wagonsfund.com/. You can also request this information by contacting us at 1-877-777-6944.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$107	1.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests in high-quality global businesses and “circles the wagons” around its highest conviction holdings. Since inception on 9/29/23 through 6/30/24, WAGNX is up 24.64% and WGNIX is up 24.86% vs. 28.77% for the S&P 500. For calendar year 2024, Year to Date through 6/30/24, WAGNX is up 15.60% and WGNIX is up 15.68%, slightly ahead of the tech-heavy S&P 500, which is up 15.29%. As of 6/30/24, the S&P 500 trades at trailing P/E of 27.5 - almost identical to its level in 2000 and significantly above its long-term average of 16. While the S&P 500 has historically been a great choice for long-term compounding, buying into it at a trailing P/E over 25 could be a risky proposition. By contrast, the Pabrai Wagons Fund’s underlying portfolio sports a P/E of 6.7. We believe the ship is pointed in the right direction.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2023)
Retail Class (without sales charge)	24.64
S&P 500 TR	28.77
Visit https://www.wagonsfund.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pabrai Wagons Fund	PAGE 1	TSR_AR_74316P629

KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,354,406
Number of Holdings	26
Net Advisory Fee	$0
Portfolio Turnover	45%
Visit https://www.wagonsfund.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of net assets)
Consumer Discretionary	30.1%
Consumer Staples	20.7%
Industrials	20.4%
Materials	16.8%
Energy	8.0%
Information Technology	3.0%
Cash & Other	1.0%

Top 10 Issuers	(% of net assets)
TAV Havalimanlari Holding AS	12.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	10.5%
Coca-Cola Icecek AS	10.2%
Arch Resources, Inc.	7.0%
Alpha Metallurgical Resources, Inc.	5.4%
CONSOL Energy, Inc.	4.0%
AG Anadolu Grubu Holding AS	4.0%
Penske Automotive Group, Inc.	4.0%
Danaos Corp.	4.0%
Warrior Met Coal, Inc.	3.9%
Changes to Shareholder Fees (fees paid directly from your investment).
On December 29, 2023, the Board of Trustees of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund and Dhandho Funds LLC (the “Advisor”), pursuant to which the Advisor has agreed to reduce the Fund’s operating expense limit from 1.14% to 0.90%, effective January 1, 2024. Prior to January 1, 2024, the Fund’s operating expense limit was 1.14%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wagonsfund.com/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Dhandho Funds LLC documents not be householded, please contact Dhandho Funds LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Dhandho Funds LLC or your financial intermediary.
Pabrai Wagons Fund	PAGE 2	TSR_AR_74316P629

Pabrai Wagons Fund
Institutional Class | WGNIX
Annual Shareholder Report | June 30, 2024
This annual shareholder report contains important information about the Pabrai Wagons Fund for the period of July 1, 2023, to June 30, 2024. You can find additional information about the Fund at https://www.wagonsfund.com/. You can also request this information by contacting us at 1-877-777-6944.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	1.01%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Pabrai Wagons Fund (the “Fund”) invests in high-quality global businesses and “circles the wagons” around its highest conviction holdings. Since inception on 9/29/23 through 6/30/24, WAGNX is up 24.64% and WGNIX is up 24.86% vs. 28.77% for the S&P 500. For calendar year 2024, Year to Date through 6/30/24, WAGNX is up 15.60% and WGNIX is up 15.68%, slightly ahead of the tech-heavy S&P 500, which is up 15.29%. As of 6/30/24, the S&P 500 trades at trailing P/E of 27.5 - almost identical to its level in 2000 and significantly above its long-term average of 16. While the S&P 500 has historically been a great choice for long-term compounding, buying into it at a trailing P/E over 25 could be a risky proposition. By contrast, the Pabrai Wagons Fund’s underlying portfolio sports a P/E of 6.7. We believe the ship is pointed in the right direction.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/29/2023)
Institutional Class (without sales charge)	24.86
S&P 500 TR	28.77
Visit https://www.wagonsfund.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pabrai Wagons Fund	PAGE 1	TSR_AR_74316P611

KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,354,406
Number of Holdings	26
Net Advisory Fee	$0
Portfolio Turnover	45%
Visit https://www.wagonsfund.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of net assets)
Consumer Discretionary	30.1%
Consumer Staples	20.7%
Industrials	20.4%
Materials	16.8%
Energy	8.0%
Information Technology	3.0%
Cash & Other	1.0%

Top 10 Issuers	(% of net assets)
TAV Havalimanlari Holding AS	12.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	10.5%
Coca-Cola Icecek AS	10.2%
Arch Resources, Inc.	7.0%
Alpha Metallurgical Resources, Inc.	5.4%
CONSOL Energy, Inc.	4.0%
AG Anadolu Grubu Holding AS	4.0%
Penske Automotive Group, Inc.	4.0%
Danaos Corp.	4.0%
Warrior Met Coal, Inc.	3.9%
Changes to Shareholder Fees (fees paid directly from your investment).
On December 29, 2023, the Board of Trustees of the Trust approved an amendment to the operating expense limitation agreement between the Trust, on behalf of the Fund and Dhandho Funds LLC (the “Advisor”), pursuant to which the Advisor has agreed to reduce the Fund’s operating expense limit from 1.14% to 0.90%, effective January 1, 2024. Prior to January 1, 2024, the Fund’s operating expense limit was 1.14%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wagonsfund.com/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Dhandho Funds LLC documents not be householded, please contact Dhandho Funds LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Dhandho Funds LLC or your financial intermediary.
Pabrai Wagons Fund	PAGE 2	TSR_AR_74316P611

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2024	FYE 6/30/2023
(a) Audit Fees	$16,000	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,500	N/A
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Non-Audit Related Fees	FYE 6/30/2024	FYE 6/30/2023
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pabrai Wagons Fund
Retail Class Shares (WAGNX)
Institutional Class Shares (WGNIX)

Pabrai Wagons Fund
Schedule of Investments
as of June 30, 2024

	Shares	Value
COMMON STOCKS - 98.8%
Beverages - 20.7%
Turkey - 20.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	449,509	$3,421,254
Coca-Cola Icecek AS	130,150	3,292,136
Total Beverages		6,713,390
Broadline Retail - 1.3%
United States - 1.3%
Amazon.com, Inc.(a)	2,159	417,227
Household Durables - 10.2%
United States - 10.2%
PulteGroup, Inc.	10,694	1,177,409
Toll Brothers, Inc.	9,215	1,061,384
Tri Pointe Homes, Inc.(a)	28,367	1,056,671
Total Household Durables		3,295,464
Industrial Conglomerates - 4.0%
Turkey - 4.0%
AG Anadolu Grubu Holding AS	116,988	1,303,161
Marine Transportation - 4.0%
Greece - 4.0%
Danaos Corp.	13,884	1,282,326
Metals & Mining - 16.8%
Cayman Islands - 0.5%
Mongolian Mining Corp.(a)	151,873	168,579
United States - 16.3%
Alpha Metallurgical Resources, Inc.	6,192	1,737,042
Arch Resources, Inc.	14,814	2,255,135
Warrior Met Coal, Inc.	20,448	1,283,521
		5,275,698
Total Metals & Mining		5,444,277
Oil, Gas & Consumable Fuels - 8.0%
United States - 8.0%
CONSOL Energy, Inc.	12,809	1,306,902
Occidental Petroleum Corp.	20,103	1,267,092
Total Oil, Gas & Consumable Fuels		2,573,994

The accompanying notes are an integral part of these financial statements.

1

Pabrai Wagons Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - 1.5%
China - 1.5%
Daqo New Energy Corp. - ADR(a)	33,998	$496,371
Software - 1.5%
Canada - 0.5%
Tiny Ltd.(a)	10,784	16,554
Topicus.com, Inc.	1,749	149,580
		166,134
United States - 1.0%
Microsoft Corp.	695	310,630
Total Software		476,764
Specialty Retail - 18.6%
United States - 18.6%
Asbury Automotive Group, Inc.(a)	5,626	1,281,997
AutoNation, Inc.(a)	7,296	1,162,836
Group 1 Automotive, Inc.	3,618	1,075,559
Lithia Motors, Inc.	4,752	1,199,642
Penske Automotive Group, Inc.	8,633	1,286,490
Total Specialty Retail		6,006,524
Transportation Infrastructure - 12.2%
Turkey - 12.2%
TAV Havalimanlari Holding AS(a)	495,657	3,939,176
TOTAL COMMON STOCKS (Cost $29,726,086)		31,948,674
	Par
CONVERTIBLE BONDS - 0.2%
Passenger Airlines - 0.2%
United States - 0.2%
Spirit Airlines, Inc., 1.00%, 05/15/2026	$150,000	74,400
TOTAL CONVERTIBLE BONDS (Cost $73,532)		74,400

The accompanying notes are an integral part of these financial statements.

2

Pabrai Wagons Fund
Schedule of Investments
as of June 30, 2024 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
United States - 0.9%
First American Treasury Obligations Fund - Class X, 5.21%(b)	296,156	$296,156
TOTAL SHORT-TERM INVESTMENTS (Cost $296,156)		296,156
TOTAL INVESTMENTS - 99.9% (Cost $30,095,774)		$32,319,230
Other Assets in Excess of Liabilities - 0.1%		35,176
TOTAL NET ASSETS - 100.0%		$32,354,406

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (”MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
Allocation of Portfolio Holdings by Country as of June 30, 2024
(% of Net Assets)

United States	$ 18,250,093	56.5%
Turkey	11,955,727	36.9
Greece	1,282,326	4.0
China	496,371	1.5
Cayman Islands	168,579	0.5
Canada	166,134	0.5
Other Assets in Excess of Liabilities	35,176	0.1
	$32,354,406	100.0%

The accompanying notes are an integral part of these financial statements.

3

PABRAI WAGONS FUND
Statement of Assets and Liabilities
June 30, 2024

ASSETS:
Investments at value	$32,319,230
Receivable for fund shares sold	217,069
Receivable for investments sold	87,838
Dividends and interest receivable	11,264
Foreign currency at value	2,823
Prepaid expenses and other assets	7,635
Total assets	32,645,859
LIABILITIES:
Payable for investments purchased	150,485
Payable for fund administration and accounting fees	37,456
Payable for audit fees	18,500
Payable for custodian fees	3,733
Payable for printing and mailing	30,806
Payable for distribution and shareholder servicing fees	15,785
Payable for compliance fees	5,000
Payable to Adviser	3,889
Payable for transfer agent fees and expenses	14,274
Payable for expenses and other liabilities	11,525
Total liabilities	291,453
NET ASSETS	$32,354,406
NET ASSETS CONSISTS OF:
Paid-in capital	$29,833,197
Total distributable earnings	2,521,209
Total net assets	$32,354,406
Institutional Class
Net asset	$18,002,310
Shares issued and outstanding(a)	1,443,360
Net asset per share	$12.47
Retail Class
Net asset	$14,352,096
Shares issued and outstanding(a)	1,153,047
Net asset per share	$12.45
COST:
Investments, at cost	$30,095,774
Foreign currency, at cost	$2,828

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

PABRAI WAGONS FUND
Statement of Operations
For the Period Ended June 30, 2024(a)

INVESTMENT INCOME:
Dividend income	$110,179
Less: Dividend withholding taxes	(7,467)
Interest income	33,028
Other income	598
Total investment income	136,338
EXPENSES:
Fund administration and accounting fees	84,693
Investment advisory fee	72,236
Audit fees	18,500
Custodian fees	15,646
Reports to shareholders	32,010
Trustees’ fees	17,335
Transfer agent fees	31,893
Compliance fees	11,250
Legal fees	8,856
Distribution expenses	8,703
Shareholder service costs	8,026
Federal and state registration fees	2,273
Other	47,376
Total expenses	358,797
Expense reimbursement by Adviser	(269,171)
Net expenses	89,626
Net Investment Income	46,712
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	260,884
Foreign currency translation	(7,356)
Net realized gain	253,528
Net change in unrealized appreciation on:
Investments	2,223,456
Foreign currency translation	(271)
Net change in unrealized appreciation	2,223,185
Net realized and unrealized gain	2,476,713
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,523,425

(a)	Inception date of the fund was September 29, 2023.
The accompanying notes are an integral part of these financial statements.

5

PABRAI WAGONS FUND
Statement of Changes in Net Assets
Period Ended June 30, 2024(a)

OPERATIONS:
Net investment income	$46,712
Net realized gain	253,528
Net change in unrealized appreciation	2,223,185
Net increase in net assets from operations	2,523,425
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders - Institutional Class	(1,210)
Distributions to shareholders - Retail Class	(1,006)
Total distributions to shareholders	(2,216)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	17,582,357
Reinvestments - Institutional Class	1,210
Redemptions - Institutional Class	(1,068,656)
Redemption fees - Institutional Class	2,338
Subscriptions - Retail Class	14,278,996
Reinvestments - Retail Class	994
Redemptions - Retail Class	(966,336)
Redemption fees - Retail Class	2,294
Net increase in net assets from capital transactions	29,833,197
NET INCREASE IN NET ASSETS	32,354,406
NET ASSETS:
Beginning of the period	—
End of the period	$32,354,406
SHARES TRANSACTIONS
Subscriptions - Institutional Class	1,537,256
Reinvested - Institutional Class	115
Redemptions - Institutional Class	(94,011)
Subscriptions - Retail Class	1,232,231
Reinvested - Retail Class	95
Redemptions - Retail Class	(79,279)
Total increase in shares outstanding	2,596,407

(a)	Inception date of the fund was September 29, 2023
The accompanying notes are an integral part of these financial statements.

6

Pabrai Wagons Fund
Financial Highlights
Institutional Class

Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset, beginning of period	$10.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain on investments	2.42
Total from investment operations	2.48
LESS DISTRIBUTIONS FROM:
From net investment income	(0.01)
Total distributions	(0.01)
Redemption fee per share	0.00(c)
Net asset, end of period	$12.47
Total return(d)	24.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,002
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	4.22%
After expense reimbursement/recoupment(e)	1.01%
Ratio of net investment income to average net assets(e)	0.66%
Portfolio turnover rate(d)	45.34%

(a)	Inception date of the Fund was September 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Prior to January 1, 2024, the Institutional Class’ expense cap was 1.14%. Effective January 1, 2024, the Institutional Class’ expense cap became 0.90%.
The accompanying notes are an integral part of these financial statements.

7

Pabrai Wagons Fund
Financial Highlights
Retail Class

Period Ended June 30, 2024(a)
PER SHARE DATA:
Net asset, beginning of period	$10.00
INVESTMENTS OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain on investments	2.41
Total from investment operations	2.45
LESS DISTRIBUTIONS FROM:
From net investment income	(0.01)
Total distributions	(0.01)
Redemption fee per share	0.01
Net asset, end of period	$12.45
Total return(c)	24.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,352
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	4.74%
After expense reimbursement/recoupment(d)	1.26%
Ratio of net investment income to average net assets(d)	0.47%
Portfolio turnover rate(c)	45.34%

(a)	Inception date of the Fund was September 29, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Prior to January 1, 2024, the Retail Class’ expense cap was 1.14%. Effective January 1, 2024, the Retail Class’ expense cap became 0.90%.
The accompanying notes are an integral part of these financial statements.

8

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024
NOTE 1 – ORGANIZATION
The Pabrai Wagons Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on September 29, 2023
The Fund offers Retail and Institutional Class shares. The Retail and Institutional Classes commenced operations on September 29, 2023. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The investment objective of the Fund is to seek to achieve long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

9

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2024. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$3,292,136	$3,421,254	$ —	$6,713,390
Broadline Retail	417,227	—	—	417,227
Household Durables	3,295,464	—	—	3,295,464
Industrial Conglomerates	1,303,161	—	—	1,303,161
Marine Transportation	1,282,326	—	—	1,282,326
Metals & Mining	5,275,698	168,579	—	5,444,277
Oil, Gas & Consumable Fuels	2,573,994	—	—	2,573,994
Semiconductors & Semiconductor Equipment	496,371	—	—	496,371
Software	476,764	—	—	476,764
Specialty Retail	6,006,524	—	—	6,006,524
Transportation Infrastructure	—	3,939,176	—	3,939,176
Total Common Stocks	24,419,665	7,529,009	—	31,948,674
Convertible Stock
Passenger Airlines	—	74,400	—	74,400
Total Convertible Stock	—	74,400	—	74,400
Short-Term Investments	296,156	—	—	296,156
Total Investments in Securities	$24,715,821	$7,603,409	$—	$32,319,230

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments. The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and

10

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent period ended June 30, 2024, the Fund did not have any late-year losses. The Fund did not defer any post-October losses or have any capital loss carry-forwards.
As of June 30, 2024, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of June 30, 2024, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 90 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

11

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

K.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Dhandho Funds LLC, (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the period ended June 30, 2024, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 0.90%, effective January 1, 2024, of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. Prior to January 1, 2024, the Expense Cap was 1.14%, excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the advisor during the period ended June 30, 2024, is disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the fund, if applicable.
As of June 30, 2024, the remaining cumulative amount the Adviser may be reimbursed is $269,171 as shown in the following table. The Adviser may recapture a portion of the above no later than the dates as stated.

Year of Expiration	Amount
June 30, 2027	$269,171

12

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the fiscal year ended June 30, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail and Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class shares. Under the Shareholder Servicing Plan, the Retail and Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10% and 0.10% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. For the period ended June 30, 2024, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2024, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $35,216,425 and $5,688,599, respectively.
There were no purchases, sales, or maturities of long-term U.S. Government securities for the period ended June 30, 2024.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the fiscal period ended June 30, 2024, for the Fund was as follows:

2024
Ordinary Income	$2,216

The cost basis of investments for federal income tax purposes at most recent fiscal year end, June 30, 2024, was as follows:

Cost of investments	$30,095,774
Gross tax unrealized appreciation	3,567,623
Gross tax unrealized depreciation	(1,344,438)
Gross tax unrealized appreciation/depreciation	2,223,185
Undistributed ordinary income	37,140
Undistributed long-term capital gain	260,884
Total distributable earnings	298,024
Other accumulated gain (loss)	—
Total distributable (accumulated) earnings (losses)	$2,521,209

13

Pabrai Wagons Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Continued)
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the period ended June 30, 2024, was as follows:

Maximum available credit	$2,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of June 30, 2024	—
Average interest rate when in use	—

Interest expense for the period ended June 30, 2024, is disclosed in the Statement of Operations, if applicable.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Pabrai Wagons Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Pabrai Wagons Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of June 30, 2024, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period of September 29, 2023 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2024

15

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	September 6, 2024

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	September 6, 2024

* Print the name and title of each signing officer under his or her signature.